INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 03, 2021
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL:
Intangible assets:

2020	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324
Additions	—	—	46	3,113	—	3,159
Disposals	—	—	—	(7,941)	—	(7,941)
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542

Accumulated amortization
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Amortization	10,670	700	2,932	6,104	—	20,406
Disposals	—	—	—	(3,985)	—	(3,985)
Impairments	29,617	43,143	—	—	—	72,760
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Carrying amount, January 3, 2021	$82,358	$179,821	$8,449	$19,273	$—	$289,901

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864

The carrying amount of internally-generated assets within computer software was $16.1 million as at January 3, 2021 (December 29, 2019 - $21.8 million). Included in computer software as at January 3, 2021 is $1.9 million (December 29, 2019 - $9.9 million) of assets not yet utilized in operations.

Goodwill:

	2020	2019

Balance, beginning of fiscal year	$227,865	$227,362
Impairment	(21,229)	—
Other	—	503
Balance, end of fiscal year	$206,636	$227,865
10. INTANGIBLE ASSETS AND GOODWILL (continued):

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

	January 3, 2021	December 29, 2019

Textile & Sewing:
Goodwill	$206,636	$206,636
Definite life intangible assets (excluding computer software)	27,869	33,066
Indefinite life intangible assets	93,400	93,400
	$327,905	$333,102

Hosiery:
Goodwill	$—	$21,229
Definite life intangible assets (excluding computer software)	63,230	101,906
Indefinite life intangible assets	86,129	129,272
	$149,359	$252,407

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The recoverable amounts of CGUs are based on the higher of the value in use and fair value less costs of disposal.

As a result of the adverse impact of the COVID-19 pandemic on the global economic environment and on the Company's market capitalization and considering that the fair value of the Hosiery CGU as at December 29, 2019 (previous annual impairment review for goodwill and indefinite life intangible assets) was only 20% higher than its carrying value, the Company performed an impairment review of the Hosiery CGU as at March 29, 2020, which resulted in an impairment charge of $94.0 million in the first quarter of fiscal 2020, relating to goodwill and intangible assets (both definite and indefinite life) acquired in previous business acquisitions.

The Company performed its annual impairment review for goodwill and indefinite life intangible assets as at January 3, 2021. The estimated recoverable amount for the Textile & Sewing CGU exceeded its carrying amounts and the estimated recoverable amount for the Hosiery CGU approximated its carrying amount. As a result, there was no additional impairment identified.

Recoverable amount
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple applied to adjusted EBITDA (as defined in note 24) for the next year, which takes into account financial forecasts approved by senior management. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, gross margins, and SG&A expenses in determining forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.
10. INTANGIBLE ASSETS AND GOODWILL (continued):

Recoverability of cash-generating units (continued):
Hosiery CGU
The COVID-19 outbreak, which was declared a pandemic on March 11, 2020 by the World Health Organization led to a rapid deterioration in the global economic environment and triggered a sharp fall in stock markets and enterprise values worldwide. In addition, the Company’s market capitalization declined significantly between March 11, 2020 and March 29, 2020. The measures adopted by the various levels of government across key markets in order to mitigate the spread of COVID-19 significantly affected economic activity and sentiment, disrupting the business operations of companies worldwide, and required many of the Company’s customers to which it sells hosiery products to temporarily close all of their retail locations across the U.S. in mid to late-March. Therefore, as a result of the adverse impact of the COVID-19 pandemic on the global economic environment and on the Company's market capitalization and considering that the fair value of the Hosiery CGU as at December 29, 2019 was only 20% higher than its carrying value, the Company performed an impairment review of the Hosiery CGU as at March 29, 2020. Based on the results of its impairment review of the Hosiery CGU, the Company recorded an impairment charge of $94.0 million in the first quarter of fiscal 2020, relating to goodwill and intangible assets (both definite and indefinite life) acquired in previous business acquisitions. The non-cash write-down of goodwill and intangible assets had no impact on the Company’s liquidity, cash flows from operating activities, or its compliance with debt covenants. The primary cause for the impairment charge was the deterioration in the global economic environment and the resulting decline in the Company’s share price, market capitalization, and forecasted earnings.

The fair value of the Hosiery CGU was based on a multiple applied to risk-adjusted recurring forecasted adjusted EBITDA (see definition of adjusted EBITDA in note 24), which considers financial forecasts approved by senior management. The adjusted EBITDA multiple was obtained by using market comparables as a reference. The key assumptions used in the estimation of the recoverable amount for the Hosiery CGU are the risk-adjusted recurring forecasted adjusted EBITDA and the adjusted EBITDA multiple of 9 (January 3, 2021 test) and 7 (March 29, 2020 test). The most significant assumptions that form part of the risk-adjusted recurring forecasted adjusted EBITDA relate to estimated sales volumes, selling prices, input costs, and SG&A expenses. Management has identified that a reasonably possible change in risk-adjusted recurring forecasted adjusted EBITDA or in the adjusted EBITDA multiple could cause the carrying amount of the Hosiery CGU to exceed its recoverable amount. As at January 3, 2021, a decrease in the adjusted EBITDA multiple by a factor of 1 would result in the estimated recoverable amount being approximately $30 million lower than the carrying amount. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.